Rental Property, Net (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Revenue	$ 62,200	$ 57,730	$ 182,334	$ 153,147	$ 214,235
Rent	9,000		27,000
Depreciation	22,271	22,195	66,771	63,606	85,097
Related Party [Member]
Related party					36,000
58 Main Street, Topsfield
Square foot	4,000		4,000
Purchase Price			503,000		503,000
Current Mortgage Debt	546,700		546,700		558,177
Area of real estate property, Description.					4000
Rental area of land occupancy, Percentage			100.00%		100.00%
Lease term			3 years		3 years
7 Grove St., Topsfiel
Square foot	12,000		12,000
Purchase Price				2,025,000	2,025,000
Current Mortgage Debt	$ 1,425,982		$ 1,425,982		$ 1,425,982
Area of real estate property, Description.					12000
Rental area of land occupancy, Percentage				100.00%	100.00%
Lease term				3 years	3 years